Exhibit 99.1

SLM Student Loan Trust 2012-5

Monthly Servicing Report

Distribution Date 06/25/2018

Collection Period 05/01/2018 - 05/31/2018

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2012-5 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	07/19/2012	04/30/2018	05/31/2018
	Principal Balance	$1,137,585,474.26	$586,130,046.20	$578,175,506.83
	Interest to be Capitalized Balance	26,114,209.92	5,282,654.84	5,067,629.04
	Pool Balance	$1,163,699,684.18	$591,412,701.04	$583,243,135.87
	Capitalized Interest Account Balance	$10,000,000.00	-	-
	Specified Reserve Account Balance	3,125,116.00	1,478,531.75	1,458,107.84
	Adjusted Pool (1)	$1,176,824,800.18	$592,891,232.79	$584,701,243.71
	Weighted Average Coupon (WAC)	6.67%	6.73%	6.73%
	Number of Loans	274,625	129,936	127,817
	Aggregate Outstanding Principal Balance - Tbill		-	-
	Aggregate Outstanding Principal Balance - LIBOR		$591,412,701.04	$583,243,135.87
	Pool Factor		0.473112392	0.466576985
	Since Issued Constant Prepayment Rate		1.91%	1.84%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/25/2018	06/25/2018
	A3	78447EAC0	$550,359,722.15	$542,054,231.27
	B	78447EAD8	$36,800,000.00	$36,800,000.00

C	Account Balances	05/25/2018	06/25/2018
	Reserve Account Balance	$1,478,531.75	$1,458,107.84
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$4,368,209.15	$1,393,456.29
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	05/25/2018	06/25/2018
	Adjusted Pool Balance + Supplemental Loan Purchase	$592,891,232.79	$584,701,243.71
	Total Notes	$587,159,722.15	$578,854,231.27
	Difference	$5,731,510.64	$5,847,012.44
	Parity Ratio	1.00976	1.01010

Page 2 of 9	Trust 2012-5 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

II.	Trust Activity 05/01/2018 through 05/31/2018

A	Student Loan Principal Receipts
	Borrower Principal	2,950,365.44
	Guarantor Principal	2,550,909.80
	Consolidation Activity Principal	4,342,455.14
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	417.50
	Rejected Claim Repurchased Principal	1,412.33
	Other Principal Deposits	7,103.11
	Total Principal Receipts	$9,852,663.32
B	Student Loan Interest Receipts
	Borrower Interest	888,028.77
	Guarantor Interest	82,949.30
	Consolidation Activity Interest	94,364.67
	Special Allowance Payments	112,703.92
	Interest Subsidy Payments	757,975.62
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	3,210.24
	Rejected Claim Repurchased Interest	114.12
	Other Interest Deposits	52,437.57
	Total Interest Receipts	$1,991,784.21
C	Reserves in Excess of Requirement	$20,423.91
D	Investment Income	$21,340.67
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$4,368,209.15
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	$(4,659,897.95)
	Funds Allocated to the Floor Income Rebate Account	$(1,393,456.29)
M	AVAILABLE FUNDS	$10,201,067.02
N	Non-Cash Principal Activity During Collection Period	$(1,898,123.95)
O	Non-Reimbursable Losses During Collection Period	$65,996.73
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$9,650.71
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2012-5 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

III.	2012-5 Portfolio Characteristics

		05/31/2018				04/30/2018
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.52%	313	$1,498,219.82	0.259%	6.49%	348	$1,690,516.24	0.288%
	GRACE	6.51%	130	$644,340.55	0.111%	6.64%	113	$523,219.87	0.089%
	DEFERMENT	6.67%	10,568	$47,587,153.87	8.231%	6.66%	11,285	$50,386,215.57	8.596%

REPAYMENT:	CURRENT	6.71%	85,562	$352,761,793.84	61.013%	6.71%	86,299	$353,181,564.86	60.257%
	31-60 DAYS DELINQUENT	6.76%	4,155	$22,568,480.04	3.903%	6.76%	4,326	$23,217,420.00	3.961%
	61-90 DAYS DELINQUENT	6.76%	2,664	$14,710,783.78	2.544%	6.77%	2,205	$11,750,721.21	2.005%
	91-120 DAYS DELINQUENT	6.76%	1,598	$8,296,961.46	1.435%	6.87%	1,903	$11,106,442.52	1.895%
	> 120 DAYS DELINQUENT	6.80%	6,453	$36,464,859.10	6.307%	6.78%	6,432	$35,917,669.36	6.128%

	FORBEARANCE	6.78%	15,775	$90,597,901.61	15.670%	6.78%	16,363	$95,071,102.74	16.220%
	CLAIMS IN PROCESS	6.71%	590	$2,982,800.95	0.516%	6.71%	658	$3,268,872.56	0.558%
	AGED CLAIMS REJECTED	6.76%	9	$62,211.81	0.011%	6.80%	4	$16,301.27	0.003%

TOTAL			127,817	$578,175,506.83	100.00%		129,936	$586,130,046.20	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2012-5 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

IV.	2012-5 Portfolio Characteristics (cont'd)

	05/31/2018	04/30/2018
Pool Balance	$583,243,135.87	$591,412,701.04
Outstanding Borrower Accrued Interest	$16,452,714.45	$16,445,160.64
Borrower Accrued Interest to be Capitalized	$5,067,629.04	$5,282,654.84
Borrower Accrued Interest >30 Days Delinquent	$2,765,290.29	$2,750,102.99
Total # Loans	127,817	129,936
Total # Borrowers	64,700	65,792
Weighted Average Coupon	6.73%	6.73%
Weighted Average Remaining Term	128.58	128.09
Non-Reimbursable Losses	$65,996.73	$52,627.40
Cumulative Non-Reimbursable Losses	$5,281,191.54	$5,215,194.81
Since Issued Constant Prepayment Rate (CPR)	1.84%	1.91%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	$1,526.45	-
Cumulative Rejected Claim Repurchases	$354,991.05	$353,464.60
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	$197,401.69
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,967,981.65	$1,570,115.39
Borrower Interest Accrued	$3,046,103.04	$2,979,098.06
Interest Subsidy Payments Accrued	$250,626.51	$252,323.88
Special Allowance Payments Accrued	$48,481.42	$45,218.70

Page 5 of 9	Trust 2012-5 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

V.	2012-5 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- GSL(1) - Subsidized	6.58%	67,984	239,376,647.63	41.402%
	- GSL - Unsubsidized	6.61%	55,621	297,784,029.03	51.504%
	- PLUS (2) Loans	8.41%	4,212	41,014,830.17	7.094%
	- SLS (3) Loans	0.00%	0	-	0.000%
	- Consolidation Loans	0.00%	0	-	0.000%
	Total	6.73%	127,817	$578,175,506.83	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- Four Year	6.74%	105,712	504,362,495.89	87.233%
	- Two Year	6.65%	19,215	63,891,192.42	11.050%
	- Technical	6.77%	2,780	9,530,960.77	1.648%
	- Other	5.24%	110	390,857.75	0.068%
	Total	6.73%	127,817	$578,175,506.83	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2012-5 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

VI.	2012-5 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$10,201,067.02
A	Primary Servicing Fee	$247,622.51	$9,953,444.51
B	Administration Fee	$6,667.00	$9,946,777.51
C	Class A Noteholders' Interest Distribution Amount	$1,307,874.69	$8,638,902.82
D	Class B Noteholders' Interest Distribution Amount	$93,789.29	$8,545,113.53
E	Reserve Account Reinstatement	-	$8,545,113.53
F	Class A Noteholders' Principal Distribution Amount	$8,305,490.88	$239,622.65
G	Class B Noteholders' Principal Distribution Amount	-	$239,622.65
H	Unpaid Expenses of The Trustees	-	$239,622.65
I	Carryover Servicing Fee	-	$239,622.65
J	Remaining Amounts to the Noteholders after the first auction date	-	$239,622.65
K	Excess Distribution Certificateholder	$239,622.65	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$578,175,506.83
B	Interest to be Capitalized	$5,067,629.04
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,458,107.84
E	Less: Specified Reserve Account Balance	$(1,458,107.84)
F	Total	$583,243,135.87
G	Class A Notes Outstanding (after application of available funds)	$542,054,231.27
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders' Distribution Amount Before Any Amounts are Applied to the Class B Noteholders' Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2012-5 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

VII.	2012-5 Distributions

Distribution Amounts
	A3	B
Cusip/Isin	78447EAC0	78447EAD8
Beginning Balance	$550,359,722.15	$36,800,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.80%	1.00%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/25/2018	5/25/2018
Accrual Period End	6/25/2018	6/25/2018
Daycount Fraction	0.08611111	0.08611111
Interest Rate*	2.75969%	2.95969%
Accrued Interest Factor	0.002376400	0.002548622
Current Interest Due	$1,307,874.69	$93,789.29
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$1,307,874.69	$93,789.29
Interest Paid	$1,307,874.69	$93,789.29
Interest Shortfall	-	-
Principal Paid	$8,305,490.88	-
Ending Principal Balance	$542,054,231.27	$36,800,000.00
Paydown Factor	0.014444332	0.000000000
Ending Balance Factor	0.942703011	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2012-5 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018

VIII.	2012-5 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$587,159,722.15
	Adjusted Pool Balance	$584,701,243.71
	Overcollateralization Amount	$5,847,012.44
	Principal Distribution Amount	$8,305,490.88
	Principal Distribution Amount Paid	$8,305,490.88

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,478,531.75
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,478,531.75
	Required Reserve Acct Balance	$1,458,107.84
	Release to Collection Account	$20,423.91
	Ending Reserve Account Balance	$1,458,107.84

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$4,368,209.15
	Deposits for the Period	$1,393,456.29
	Release to Collection Account	$(4,368,209.15)
	Ending Balance	$1,393,456.29

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2012-5 Monthly Servicing Report: Collection Period 05/01/2018 - 05/31/2018, Distribution Date 06/25/2018